                                                       Deutsche Asset Management

Morgan Grenfell Investment Trust
International Small Cap Equity
Investment Class

Supplement dated July 31, 2000 (Replacing Supplement dated June 26, 2000) to Prospectus dated February 28, 2000

The following replaces all but the "Year-by-Year Returns" table in the "Total Returns, After Fees and Expenses" section:

The bar chart and table on this page can help you evaluate the potential risk of investing in the Fund by showing changes in the Fund's performance year to year. Because Investment Class shares are a newly offered class of shares with no performance history, the following bar chart and table show the performance history of the Fund's Institutional Class shares, which have been in existence since the Fund's inception on January 3, 1994. The table compares the average annual return of the Fund's Institutional Class shares with that of the Salomon Smith Barney World Equity Extended Market Index Euro Pacific (the "SSB Index") and the DB Euro Pacific Small Cap Index over the last one year, five years and since inception. The Fund has changed its benchmark from the DB Euro Pacific Small Cap Index to the SSB Index. This index more closely reflects the market sectors in which the Fund invests. The SSB Index is recognized as a leading international small cap index in the United States. Each Index is a passive measure of combined national stock market returns. They do not factor in the costs of buying, selling and holding stocks - costs that are reflected in the Fund's results.

______________________________________________________________________________

The Salomon Smith Barney World Equity Extended Market Index Euro Pacific comprises the small capitalization equities of each country in the Salomon Broad Market Index. As of June 30, 2000, the Index contained approximately 3,000 issues in more than 20 countries. The Index is calculated gross of withholding taxes and is capitalization weighted.

The DB Euro Pacific Small Cap Index is a broad-based index of the equity securities of non-U.S. small capitalization companies.

                                                   A Member of the
                                                   [LOGO OF DEUTSCHE BANK GROUP]

PERFORMANCE FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                 Since Inception
                                          1 Year      5 Years      (1/3/94)/1/
                                       ----------------------------------------
International Small Cap Equity -          61.23%       10.80%         8.34%
Institutional Class/2/
Salomon Smith Barney World Equity         22.92%        7.03%         7.37%
Extended Market Index Euro Pacific
DB Euro Pacific Small Cap Index           13.72%        2.57%         4.45%

/1/ Index performance is calculated from December 31, 1993.

/2/ Institutional Class performance is presented because Investment Class shares have no performance history. Investment Class shares will have different performance. The chart does not reflect service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets for its Investment Class shares. Institutional Class shares are offered under a separate prospectus, which is available upon request.

The following replaces the second and third sentence of the first paragraph under the "Principal Investments" section:

The Fund focuses principally on small capitalization companies. For this purpose, we define small capitalization companies as, at the time of purchase,
(i) companies ranked according to market capitalization in the bottom 25% of issuers listed on a stock exchange; (ii) companies listed on a secondary market (such as an inter-dealer market) or (iii) companies whose securities are not listed on a stock exchange or traded in a secondary market. The Fund generally invests in companies with market capitalizations within the range of capitalizations reflected in the Salomon Smith Barney World Equity Extended Market Index Euro Pacific. As of June 30, 2000, the Index has a weighted average market capitalization of approximately $3.3 billion.

The following replaces the "Portfolio Managers" section in the Fund's
Prospectuses:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Richard Curling, Director--Head of Global Small Cap, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.

 .  Joined the investment adviser in 1981.
 .  18 years of investment industry experience.
 . Global responsibility for UK small companies team and global small companies team.

Jonathan Wild, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1996. Prior to that, fund manager, Finsbury
   Asset Management from 1988 to 1996.
 . Analyst specializing in the building and construction and building materials sectors.

 .  12 years of investment industry experience.

Marco Ricci, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1997. Prior to that, analyst, Fidelity
   International Limited from 1994 to 1997.
 .  9 years of investment industry experience.
 .  Analyst specializing in smaller companies.
 .  MBA, University of Pennsylvania.

Ser Mui Lim, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1991. Prior to that, fund manager, Deutsche
   Asset Management (Asia) Limited from 1988 to 1991.
 .  20 years of investment industry experience.
 .  Analyst specializing in small cap investments in the Asian region including
   Hong Kong, Korea, Malaysia and Singapore.

Hitoshi Nishiyama, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1999. Prior to that, senior fund manager,
   Nomura Asset Management from 1992-1999.
 .  19 years investment industry experience.
 .  Japanese small cap equity analyst.


               Please Retain This Supplement for Future Reference

                                                       Deutsche Asset Management

Morgan Grenfell Investment Trust
International Small Cap Equity
Institutional Class

Supplement dated July 31, 2000 (Replacing Supplement dated June 26, 2000) to Prospectus dated February 28, 2000

The following replaces all but the "Year-by-Year Returns" table in the "Total Returns, After Fees and Expenses" section:

The bar chart and table on this page can help you evaluate the potential risk of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the actual return of the Fund's Institutional Class shares for each full calendar year since the Fund began selling Institutional Class shares to the public on January 3, 1994 (its inception date). The table compares the average annual return of the Fund's Institutional Class shares with that of the Salomon Smith Barney World Equity Extended Market Index Euro Pacific (the "SSB Index") and the DB Euro Pacific Small Cap Index over the last one year, five years and since inception. The Fund has changed its benchmark from the DB Euro Pacific Small Cap Index to the SSB Index. This index more closely reflects the market sectors in which the Fund invests. The SSB Index is recognized as a leading international small cap index in the United States.
Each Index is a passive measure of combined national stock market returns. They do not factor in the costs of buying, selling and holding stocks - costs that are reflected in the Fund's results.

______________________________________________________________________________

The Salomon Smith Barney World Equity Extended Market Index Euro Pacific comprises the small capitalization equities of each country in the Salomon Broad Market Index. As of June 30, 2000, the Index contained approximately 3,000 issues in more than 20 countries. The Index is calculated gross of withholding taxes and is capitalization weighted.

The DB Euro Pacific Small Cap Index is a broad-based index of the equity securities of non-U.S. small capitalization companies.

                                                   A Member of the
                                                   [LOGO OF DEUTSCHE BANK GROUP]

PERFORMANCE FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                               Since Inception
                                        1 Year     5 Years        (1/3/94)/1/
                                      ----------------------------------------
International Small Cap Equity -        61.23%       10.80%         8.34%
Institutional Class
Salomon Smith Barney World Equity       22.92%        7.03%         7.37%
Extended Market Index Euro Pacific
DB Euro Pacific Small Cap Index         13.72%        2.57%         4.45%

/1/ Index performance is calculated from December 31, 1993.

The following replaces the second and third sentence of the first paragraph under the "Principal Investments" section:

The Fund focuses principally on small capitalization companies. For this purpose, we define small capitalization companies as, at the time of purchase,
(i) companies ranked according to market capitalization in the bottom 25% of issuers listed on a stock exchange; (ii) companies listed on a secondary market (such as an inter-dealer market) or (iii) companies whose securities are not listed on a stock exchange or traded in a secondary market. The Fund generally invests in companies with market capitalizations within the range of capitalizations reflected in the Salomon Smith Barney World Equity Extended Market Index Euro Pacific. As of June 30, 2000, the Index has a weighted average market capitalization of approximately $3.3 billion.

The following replaces the "Portfolio Managers" section in the Fund's
Prospectuses:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Richard Curling, Director--Head of Global Small Cap, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.

 .  Joined the investment adviser in 1981.
 .  18 years of investment industry experience.
 . Global responsibility for UK small companies team and global small companies team.

Jonathan Wild, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1996. Prior to that, fund manager, Finsbury
   Asset Management from 1988 to 1996.
 .  Analyst specializing in the building and construction and building materials sectors.
 .  12 years of investment industry experience.

Marco Ricci, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1997. Prior to that, analyst, Fidelity
   International Limited from 1994 to 1997.
 .  9 years of investment industry experience.
 .  Analyst specializing in smaller companies.
 .  MBA, University of Pennsylvania.

Ser Mui Lim, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1991. Prior to that, fund manager, Deutsche
   Asset Management (Asia) Limited from 1988 to 1991.
 .  20 years of investment industry experience.
 .  Analyst specializing in small cap investments in the Asian region including
   Hong Kong, Korea, Malaysia and Singapore.

Hitoshi Nishiyama, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 .  Joined the investment adviser in 1999. Prior to that, senior fund manager,
   Nomura Asset Management from 1992-1999.
 .  19 years investment industry experience.
 .  Japanese small cap equity analyst.

               Please Retain This Supplement for Future Reference

                                                       Deutsche Asset Management

Morgan Grenfell Investment Trust
Investment Class and Institutional Class
Core Global Fixed Income, Global Fixed Income and International Fixed Income

Supplement dated July 31, 2000 (Replacing Supplement dated May 19, 2000) to Prospectuses dated February 28, 2000

The following supplements the prospectuses for Core Global Fixed Income:

Core Global Fixed Income liquidated all of its assets and was terminated effective April 4, 2000.

The following replaces the "Goal" section and the first sentence of the "Objective" section in the prospectuses for Global Fixed Income and International Fixed Income:

The Fund seeks total return, including opportunities for growth of capital consistent with reasonable investment risk and current income.

The following replaces the "Portfolio Managers" section in the prospectuses for Global Fixed Income and International Fixed Income:

The following portfolio managers are responsible for the day-to-day management of the Fund:

Annette Fraser, Director, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.
 .  Joined the investment adviser in 1990.
 .  Specializes in core European markets.
 .  9 years of experience as an investment professional.

Ian Clarke, Director, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.
 .  Joined the investment adviser in 1999.
 .  Chief investment officer, fixed income in the U.K.
 .  Specializes in global fixed income asset allocation strategy.
 .  14 years of investment industry experience.
 . Previously, Executive Director, Morgan Stanley Dean Witter from 1992 to 1999 and prior to that, Director, United Bank of Kuwait plc from 1983 to 1992.

              Please Retain This Supplement for Future Reference

                                                   A Member of the
                                                   [LOGO OF DEUTSCHE BANK GROUP]